PROPERTY AND EQUIPMENT, NET (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 45	$ 350,000	$ 8,000	$ 33,000